Vedder Price

1401 I Street NW Suite 1100

Washington, DC 20005

T +1 202 312 3331 F +1 202 312 3322

November 22, 2019

EDGAR FILING

United States Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan Life Insurance Company
Registration Statement on Form S-3
File No. 333-[_______]

Dear Sir or Madam:

On behalf of Metropolitan Life Insurance Company (the “Company”), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the “Securities Act”) and Rule 101(a) of Regulation S-T thereunder, is the Company’s registration statement on Form S-3 (“Registration Statement”) with respect to interests relating to the Registered Fixed Account Option (“RFAO”), which has a market value adjustment feature and which is available in conjunction with certain group variable annuity contracts issued by the Company.

The offering of the interests is a continuous offering. This Registration Statement does not register any additional interests. It is being filed for the sole purpose of complying with the requirements of Rule 415(a)(6) under the Securities Act to file a new registration statement within the 3-year period from the initial effective date of the current registration statement under which the offering of the interests is being conducted (such effective date was May 19, 2017). Pursuant to Rule 415(a)(6), this Registration Statement carries forward unsold interests previously registered for sale pursuant to the Registrant’s registration statement on Form S-3 (File No. 333-215132) that was initially filed by the registrant on December 16, 2016 (the “Prior Registration Statement”) and declared effective on May 19, 2017. The Prior Registration Statement registered 100,000,000 of interests of the registrant. Unsold interests are being carried forward to this Registration Statement. A subsequent amendment to this Registration Statement will be filed after review by the Staff of the Commission and before the Registrant seeks acceleration, and the amount of unsold interests being carried forward at that time will be specified in the “Calculation of Registration Fee” table in that subsequent amendment.

This transmission contains conformed signature pages, the manually signed originals of which are maintained at the Company’s offices. If you have any questions or comments concerning the foregoing, please contact W. Thomas Conner the undersigned at (202) 312-3331.

Sincerely,

/s/ W. THOMAS CONNER
Thomas Conner

Enclosure

cc:Robin Wagner, Esq.

Metropolitan Life Insurance Company